Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Cash at bank	13,567	12,310
Term deposits with initial terms within three months	-	854
	13,567	13,164